UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08039

Third Avenue Trust
(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY	10017

(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Trust’s schedule of investments is as follows:

Third Avenue Value Fund

Third Avenue Small-Cap Value Fund

Third Avenue Real Estate Value Fund

Third Avenue International Value Fund

Third Avenue Focused Credit Fund

FIRST QUARTER REPORT

January 31, 2013

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Funds (the “Funds”) respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443-1021, (ii) at the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov, and (iii) on the Funds’ website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments

at January 31, 2013

(Unaudited)

Principal		Value
Amount ($)	Security†	(Note 1)
Corporate Bonds & Notes - 0.17%

	Consumer Products - 0.17%
19,106,981	Home Products International, Inc.,
	2nd Lien, Convertible, PIK,
	6.000%, due 3/20/17 (b) (c) (d)	$4,425,177
	Total Corporate Bonds & Notes (Cost $19,106,981)	4,425,177
Shares
Preferred Stocks - 0.01%

	Insurance & Reinsurance - 0.01%
1,022,245	RS Holdings Corp., Convertible, Class A (a) (b) (c) (d)	198,190
	Total Preferred Stocks (Cost $1,013,140)	198,190
Common Stocks - 85.04%

	Asset Management - 8.52%
5,412,879	Bank of New York Mellon Corp. (The)	147,013,794
2,229,874	Brookfield Asset Management, Inc., Class A (Canada)	82,349,247
		229,363,041
	Automotive - 4.69%
3,806,700	Toyota Industries Corp. (Japan)	126,341,894
	Consumer Products - 0.00%#
526,368	Home Products International, Inc. (a) (b) (c) (d)	26,318
	Depository Institutions - 7.29%
10,393,450	Chong Hing Bank, Ltd. (Hong Kong)	22,380,614
1,626,949	Comerica, Inc.	55,901,968
12,558,132	KeyCorp	118,046,441
		196,329,023
		Value
Shares	Security†	(Note 1)
	Diversified Holding Companies - 15.53%
6,451,000	Cheung Kong Holdings, Ltd. (Hong Kong)	$105,805,916
6,366	Investor AB, Class A (Sweden)	177,027
2,082,456	Investor AB, Class B (Sweden)	59,153,889
171,393,000	Lai Sun Garment International, Ltd. (Hong Kong) (a) (c)	36,022,718
1,231,142	RHJ International (Belgium) (a)	6,753,403
1,982,750	RHJ International (Belgium) (a) (d)	10,876,332
35,371,500	Wheelock & Co., Ltd. (Hong Kong)	199,310,745
		418,100,030
	Financial Insurance - 0.03%
37	Manifold Capital Holdings, Inc. (a) (b) (c) (d)	860,000
	Home Furnishings - 0.02%
94,758	Stanley Furniture Co., Inc. (a)	440,625
	Insurance & Reinsurance - 1.95%
75,858	Alleghany Corp. (a)	27,353,636
127,500	Olympus Re Holdings, Ltd. (Bermuda) (a) (b) (d)	90,525
9,337	RS Holdings Corp., Class A (a) (b) (c) (d)	1,810
45,636	White Mountains Insurance Group, Ltd.[1]	25,129,920
		52,575,891
	Manufactured Housing - 3.19%
983	Fleetwood Homes, Inc. (a) (b) (c) (d)	85,989,635
	Non-U.S. Real Estate Operating Companies - 9.68%
18,534,000	Hang Lung Group, Ltd. (Hong Kong)	112,440,970
20,590,579	Henderson Land Development Co., Ltd. (Hong Kong)	148,148,942
		260,589,912

See accompanying notes to the Portfolios of Investments.

1

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at January 31, 2013
(Unaudited)

		Value
Shares	Security†	(Note 1)
Common Stocks (continued)

	Oil & Gas Production
	& Services - 5.69%
2,200,889	Devon Energy Corp.	$125,868,842
1,415,824	EnCana Corp. (Canada)	27,410,353
		153,279,195
	Securities Brokerage - 4.47%
20,741,300	Daiwa Securities Group, Inc.
	(Japan)	120,439,940
	Semiconductor & Related - 5.34%
4,689,207	Applied Materials, Inc.	60,537,662
2,699,323	Intel Corp.	56,793,756
2,150,000	NVIDIA Corp.	26,359,000
		143,690,418
	Software - 1.80%
150,000	Nintendo Co. Ltd. (Japan)	14,631,746
1,550,000	Symantec Corp. (a)	33,743,500
		48,375,246
	Steel & Specialty Steel - 5.80%
1,916,774	POSCO, ADR (South Korea)	156,140,410
	Telecommunications
	Equipment - 2.15%
3,689,979	Sycamore Networks, Inc. (a) (c)	8,486,952
21,648,175	Tellabs, Inc. (c)	49,357,839
		57,844,791
	U.S. Real Estate Operating
	Companies - 3.62%
3,308,911	Forest City Enterprises, Inc.,
	Class A (a)	55,953,685
1,361,894	Tejon Ranch Co. (a) (c)	41,619,480
		97,573,165
		Value
Shares	Security†	(Note 1)
	Utilities - 5.27%
7,193,557	Covanta Holding Corp. (c)	$141,856,944
	Total Common Stocks
	(Cost $2,054,569,410)	2,289,816,478

Investment
Amount ($)
Limited Partnerships - 0.01%

	Insurance & Reinsurance - 0.01%
1,805,000	Insurance Partners II Equity Fund,
	L.P. (a) (b)	364,472
	Total Limited Partnerships
	(Cost $32,494)	364,472
	Total Investment Portfolio - 85.23%
	(Cost $2,074,722,025)	2,294,804,317
	Other Assets less
	Liabilities - 14.77%	397,775,589
	NET ASSETS - 100.00%	$2,692,579,906
	Investor Class:
	Net assets applicable to 570,078
	shares outstanding	$29,804,703
	Net asset value, offering and
	redemption price per share	$52.28
	Institutional Class:
	Net assets applicable to 50,906,142
	shares outstanding	$2,662,775,203
	Net asset value, offering and
	redemption price per share	$52.31

See accompanying notes to the Portfolios of Investments.

2

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at January 31, 2013
(Unaudited)

Notes:
ADR:	American Depositary Receipt.
PIK:	Payment-in-kind.
(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Affiliated issuers—as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)	Security subject to restrictions on resale.

Shares/				Market
Principal		Acquisition	Acquisition	Value
Amount ($)	Issuer	Date	Cost	Per Unit
983	Fleetwood Homes, Inc.	8/14/09-4/29/11	$68,785,900	$87,476.74
526,368	Home Products International, Inc.	5/30/07	54,667,471	0.05
$19,106,981	Home Products International, Inc.
	2nd Lien, Convertible, PIK,
	6.000%, due 3/20/17	3/16/07-10/2/12	19,106,981	23.16
37	Manifold Capital Holdings, Inc.	9/24/97-11/10/06	39,081,514	23,243.24
127,500	Olympus Re Holdings, Ltd.	12/20/01	11,975,334	0.71
1,982,750	RHJ International	3/29/05-3/14/07	50,259,540	5.49
9,337	RS Holdings Corp., Class A	5/9/03	9,105	0.19
1,022,245	RS Holdings Corp., Convertible,
	Class A, Preferred Stock	3/18/02-4/20/04	1,013,140	0.19

At January 31, 2013, these restricted securities had a total market value of $102,467,987 or 3.81% of net assets of the Fund.

†	U.S. unless otherwise noted.
#	Amount represents less than 0.01% of total net assets.
[1]	Incorporated in Bermuda.

Country Concentration

% of
Net Assets
United States	39.60%
Hong Kong	23.18
Japan	9.71
South Korea	5.80
Canada	4.08
Sweden	2.20
Belgium	0.66
Bermuda	0.00 #
Total	85.23%

# Amount represents less than 0.01% of total net assets.

See accompanying notes to the Portfolios of Investments.

3

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments
at January 31, 2013
(Unaudited)

		Value
Shares	Security†	(Note 1)
Preferred Stocks - 0.30%

	U.S. Real Estate Investment
	Trust - 0.30%
74,250	Excel Trust, Inc., 8.125%	$1,934,955
	Total Preferred Stocks
	(Cost $1,856,250)	1,934,955
Common Stocks - 86.42%

	Auto Supply - 1.28%
410,518	Superior Industries International, Inc.	8,321,200
	Chemicals & Industrial
	Materials - 6.15%
195,842	Compass Minerals International, Inc.	14,110,417
210,628	Minerals Technologies, Inc.	8,713,680
260,721	Sensient Technologies Corp.	9,933,470
121,028	Stepan Co.	7,099,502
		39,857,069
	Commercial Services - 1.24%
149,874	Weight Watchers International, Inc.	8,013,763
	Computer Peripherals - 0.41%
111,402	Lexmark International, Inc., Class A	2,680,332
	Consulting and Information
	Technology Services - 3.68%
480,646	ICF International, Inc. (a)	11,001,987
520,456	ManTech International Corp., Class A	12,839,649
		23,841,636
	Consumer Products - 5.28%
148,513	Cal-Maine Foods, Inc.	6,190,022
334,891	Harman International Industries, Inc.	14,996,419
101,487	J&J Snack Foods Corp.	6,916,339
467,060	JAKKS Pacific, Inc.	6,099,804
		34,202,584
		Value
Shares	Security†	(Note 1)
	Diversified Holding
	Companies - 5.61%
98,729	Ackermans & van Haaren NV
	(Belgium)	$9,163,891
2,322,782	JZ Capital Partners, Ltd. (Guernsey)	18,088,022
181,882	Leucadia National Corp.	4,628,897
163,879,480	PYI Corp., Ltd. (Hong Kong)[1]	4,479,775
		36,360,585
	Electronic Components - 6.11%
328,302	AVX Corp.	3,739,360
413,933	Bel Fuse, Inc., Class B	7,711,572
363,844	Electronics for Imaging, Inc. (a)	8,230,151
822,446	Ingram Micro, Inc., Class A (a)	14,952,068
188,550	Park Electrochemical Corp.	4,928,697
		39,561,848
	Energy Services - 4.85%
1,132,541	Pioneer Energy Services Corp. (a)	8,584,661
111,029	SEACOR Holdings, Inc.	10,100,308
295,155	SemGroup Corp., Class A (a)	12,738,890
		31,423,859
	Forest Products & Paper - 0.80%
279,003	P.H. Glatfelter Co.	5,183,876
	Healthcare - 3.36%
554,002	Cross Country Healthcare, Inc. (a)	3,130,111
248,173	Teleflex, Inc.	18,612,975
		21,743,086
	Industrial Capital
	Equipment Manufacturers - 3.06%
616,730	Electro Scientific Industries, Inc.	6,660,684
514,701	Rofin-Sinar Technologies, Inc. (a)	13,191,787
		19,852,471

See accompanying notes to the Portfolios of Investments.

4

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at January 31, 2013
(Unaudited)

		Value
Shares	Security†	(Note 1)
Common Stocks (continued)

	Industrial Equipment - 8.69%
129,283	Alamo Group, Inc.	$4,390,451
268,534	EnerSys, Inc. (a)	10,991,097
63,952	Hyster-Yale Materials Handling, Inc.	3,209,111
266,864	LSB Industries, Inc. (a)	11,048,170
434,261	Oshkosh Corp. (a)	17,014,346
645,567	Wacker Neuson SE (Germany)	9,633,235
		56,286,410
	Industrial Services - 5.28%
156,398	ABM Industries, Inc.	3,428,244
206,902	Darling International, Inc. (a)	3,490,437
331,026	EMCOR Group, Inc.	12,026,175
64,381	Orbital Sciences Corp. (a)	946,401
174,861	UniFirst Corp.	14,293,138
		34,184,395
	Insurance & Reinsurance - 7.46%
55,571	Alleghany Corp. (a)	20,038,347
236,304	Arch Capital Group, Ltd.
	(Bermuda) (a)	10,969,232
7,724	E-L Financial Corp., Ltd. (Canada)	3,872,067
346,831	HCC Insurance Holdings, Inc.	13,415,423
		48,295,069
	Media - 5.75%
137,854	Liberty Media Corp. (a)	15,372,099
362,460	Madison Square Garden, Co.
	(The), Class A (a)	18,855,169
187,854	Starz - Liberty Capital (a)	2,994,393
		37,221,661
		Value
Shares	Security†	(Note 1)
	Metals Manufacturing - 4.21%
228,824	Encore Wire Corp.	$7,464,239
68,433	Kaiser Aluminum Corp.	4,253,795
379,473	Kennametal, Inc.	15,562,188
		27,280,222
	Mining - 1.63%
603,897	Cloud Peak Energy, Inc. (a)	10,574,236
	Non-U.S. Real Estate Investment
	Trust - 2.07%
3,402,250	SEGRO PLC (United Kingdom)	13,392,731
	Oil & Gas Production &
	Services - 0.45%
46,137	Cimarex Energy Co.	2,946,309
	Retail - 1.44%
99,939	American Eagle Outfitters, Inc.	2,019,767
180,874	Jos. A. Bank Clothiers, Inc. (a)	7,332,632
		9,352,399
	Securities Trading
	Services - 1.92%
526,900	Broadridge Financial Solutions, Inc.	12,419,033
	Software - 2.46%
318,475	Allscripts Healthcare Solutions, Inc. (a)	3,528,703
529,455	Progress Software Corp. (a)	12,426,309
		15,955,012
	Telecommunications
	Equipment - 0.58%
1,635,257	Tellabs, Inc.	3,728,386

See accompanying notes to the Portfolios of Investments.

5

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at January 31, 2013
(Unaudited)

Shares	Security†	Value (Note 1)
Common Stocks (continued)

	U.S. Real Estate Investment
	Trust - 0.51%
261,105	Excel Trust, Inc.	$3,284,701
	U.S. Real Estate Operating
	Companies - 2.14%
160,127	Alico, Inc.	6,976,733
130,739	Vail Resorts, Inc.	6,909,556
		13,886,289
	Total Common Stocks (Cost $441,780,792)	559,849,162
Units
Limited Partnerships - 2.27%

	Diversified Holding
	Companies - 2.27%
950,000	AP Alternative Assets, L.P. (Guernsey) (a) (b) (c)	14,710,750
	Total Limited Partnerships (Cost $19,000,000)	14,710,750
Principal Amount ($)	Security†	Value (Note 1)
Short Term Investments - 6.95%

	U.S. Government
	Obligations - 6.95%
45,000,000	U.S. Treasury Bills, 0.10%-0.11%‡, due 2/14/13-6/13/13	$44,988,718
	Total Short Term Investments (Cost $44,985,522)	44,988,718
	Total Investment
	Portfolio - 95.94% (Cost $507,622,564)	621,483,585
	Other Assets less
	Liabilities - 4.06%	26,325,367
	NET ASSETS - 100.00%	$647,808,952
	Investor Class:
	Net assets applicable to 377,490
	shares outstanding	$8,954,252
	Net asset value, offering and redemption price per share	$23.72
	Institutional Class:
	Net assets applicable to 26,928,268 shares outstanding	$638,854,700
	Net asset value, offering and redemption price per share	$23.72

See accompanying notes to the Portfolios of Investments.

6

Third Avenue Trust
Third Avenue Small-Cap - Value Fund
Portfolio of Investments (continued)
at January 31, 2013
(Unaudited)

Notes:
(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Security subject to restrictions on resale.

Units	Issuer	Acquisition Date	Acquisition Cost	Market Value Per Unit
950,000	AP Alternative Assets, L.P.	6/8/06	$19,000,000	$15.49

At January 31, 2013, the restricted security had a total market value of $14,710,750 or 2.27% of net assets of the Fund.

†	U.S. unless otherwise noted.
‡	Annualized yield at date of purchase.
[1]	Incorporated in Bermuda.

Country Concentration

% of Net Assets
United States *	82.92%
Guernsey	5.06
United Kingdom	2.07
Bermuda	1.69
Germany	1.49
Belgium	1.42
Hong Kong	0.69
Canada	0.60
Total	95.94%

*	Includes cash equivalents.

See accompanying notes to the Portfolios of Investments.

7

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments

at January 31, 2013

(Unaudited)

Principal Amount ($)	Security†	Value (Note 1)
Corporate Bonds & Notes - 0.55%

	Department Stores - 0.55%
13,297,000	J.C. Penney Corp., Inc., 6.375%, due 10/15/36	$10,138,963
	Total Corporate Bonds & Notes (Cost $9,663,641)	10,138,963

Shares
Common Stocks - 80.84%

	Forest Products & Paper - 3.71%
2,261,058	Weyerhaeuser Co. (c)	68,103,067
	Lodging & Hotels - 1.30%
246,413	Hyatt Hotels Corp., Class A (a)	9,873,769
1,624,816	Millennium & Copthorne Hotels PLC (United Kingdom)	14,018,586
		23,892,355
	Non-U.S. Homebuilder - 2.33%
37,961,973	Taylor Wimpey PLC (United Kingdom)	42,837,569
	Non-U.S. Real Estate
	Consulting/Management - 1.07%
2,505,167	Savills PLC (United Kingdom)	19,667,222
	Non-U.S. Real Estate
	Investment Trusts - 20.69%
29,880,091	Commonwealth Property Office Fund (Australia)	34,586,312
673,655	Derwent London PLC (United Kingdom)	23,056,326
41,415,719	Dexus Property Group (Australia)	45,131,613
9,746,440	Federation Centres (Australia)	23,681,068
7,957,812	Hammerson PLC (United Kingdom)	61,300,344
24,713,436	Mirvac Group (Australia)	40,976,005
8,839,052	SEGRO PLC (United Kingdom)	34,794,340
800,000	Wereldhave N.V. (Netherlands)	55,158,929
5,240,298	Westfield Group (Australia)	61,093,801
		379,778,738
Shares	Security†	Value (Note 1)
	Non-U.S. Real Estate Operating
	Companies - 28.71%
2,246,126	Brookfield Asset Management, Inc., Class A (Canada)	$82,949,433
5,727,000	Cheung Kong Holdings, Ltd. (Hong Kong)	93,931,248
3,389,950	City Developments Ltd. (Singapore)	32,019,162
3,336,000	Daibiru Corp. (Japan)	32,395,079
8,377,000	Hang Lung Properties Ltd. (Hong Kong)	31,594,405
8,626,990	Henderson Land Development Co., Ltd. (Hong Kong)	62,071,078
11,373,967	Hysan Development Co., Ltd. (Hong Kong)	57,270,213
21,869,072	Quintain Estates & Development PLC (United Kingdom) (a)	21,244,063
22,721,694	Songbird Estates PLC (United Kingdom) (a)	46,036,548
11,975,500	Wheelock & Co., Ltd. (Hong Kong)	67,479,350
		526,990,579
	Retail-Building Products - 3.50%
1,681,330	Lowe’s Cos., Inc.	64,209,993
	U.S. Real Estate Investment
	Trusts - 6.76%
4,196,831	First Industrial Realty Trust, Inc. (a)	65,764,342
292,265	First Potomac Realty Trust	4,004,030
641,794	Vornado Realty Trust	54,205,921
		123,974,293
	U.S. Real Estate Operating
	Companies - 12.77%
500,500	Consolidated-Tomoka Land Co. (b)	18,012,995
8,846,798	Forest City Enterprises, Inc., Class A (a) (b)	149,599,354
941,627	Tejon Ranch Co. (a)	28,776,121
7,354,979	Thomas Properties Group, Inc. (b)	37,878,142
		234,266,612
	Total Common Stocks (Cost $1,103,654,746)	1,483,720,428

See accompanying notes to the Portfolios of Investments.

8

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at January 31, 2013

(Unaudited)

Units		Security†	Value (Note 1)
Private Equities - 2.71%

		U.S. Real Estate Operating
		Companies - 2.71%
29,513,141		Newhall Holding Co. LLC, Class A Units (a) (b)	$49,803,425
		Total Private Equities (Cost $77,900,555)	49,803,425

Notional
Amount (‡)/
Number of
Contracts
Purchased Options - 0.38%

		Equity Put Options - 0.04% (a)
1,000,000	*	Forest City Enterprises, Inc., Class A, strike $15, expires 3/7/13	106,000
1,000,000	*	Forest City Enterprises, Inc., Class A, strike $15, expires 3/14/13	138,600
1,000,000	*	Forest City Enterprises, Inc., Class A, strike $15, expires 3/21/13	180,300
1,000,000	*	Forest City Enterprises, Inc., Class A, strike $15, expires 3/28/13	222,200
			647,100
		Foreign Currency Put
		Options - 0.02% (a)
50,000,000	AUD	Australian Currency, strike 0.9960 AUD, expires 2/4/13	0
35,000,000	AUD	Australian Currency, strike 1.0190 AUD, expires 2/6/13	3,804
63,000,000	AUD	Australian Currency, strike 1.0310 AUD, expires 3/6/13	353,953
			357,757
Number of Contracts	Security†	Value (Note 1)
	Index Put Options - 0.32% (a)
13,517	Hang Seng Property Index, strike 27,244.08 HKD, expires 3/27/13	$60,910
13,500	Hang Seng Property Index, strike 27,385.65 HKD, expires 3/27/13	20,402
2,643	Hang Seng Property Index, strike 27,550.00 HKD, expires 3/27/13	3,515
6,676	Hang Seng Property Index, strike 27,624.10 HKD, expires 3/27/13	9,518
14,130	Hang Seng Property Index, strike 31,603.00 HKD, expires 6/27/13	1,727,514
17,316	Hang Seng Property Index, strike 31,603.00 HKD, expires 6/27/13	2,044,844
17,400	Hang Seng Property Index, strike 31,603.00 HKD, expires 6/27/13	2,000,680
		5,867,383
	Total Purchased Options (Cost $18,691,432)	6,872,240
	Total Investment
	Portfolio - 84.48% (Cost $1,209,910,374)	1,550,535,056
	Other Assets less
	Liabilities - 15.52% (d)	284,745,696
	NET ASSETS - 100.00%	$1,835,280,752

	Investor Class:
	Net assets applicable to 2,799,024 shares outstanding	$72,884,476
	Net asset value, offering and redemption price per share	$26.04

	Institutional Class:
	Net assets applicable to 67,429,617 shares outstanding	$1,762,396,276
	Net asset value, offering and redemption price per share	$26.14

See accompanying notes to the Portfolios of Investments.

9

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at January 31, 2013

(Unaudited)

Notes:
AUD: Australian Dollar
HKD: Hong Kong Dollar
(a)	Non-income producing security.
(b)	Affiliated issuers—as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(c)	Security is a Real Estate Investment Trust.
(d)	Includes cash restricted as collateral for written options to broker.
†	U.S. unless otherwise noted.
‡	Denominated in U.S. Dollars unless otherwise noted.
*	Expressed in number of contracts.
Country Concentration
% of Net Assets
United States	30.59%
Hong Kong	17.34
United Kingdom	14.33
Australia	11.20
Canada	4.52
Netherlands	3.00
Japan	1.76
Singapore	1.74
Total	84.48%

Schedule of Written Options

Notional Amount (‡)/ Number of Contracts		Security	Expiration Date	Strike Price	Value
50,000,000	AUD	Australian Currency, Call	2/4/13	1.0275 AUD	$ 791,438
35,000,000	AUD	Australian Currency, Call	2/6/13	1.0465 AUD	92,152
63,000,000	AUD	Australian Currency, Call	3/6/13	1.0465 AUD	388,030
500,000	*	Forest City Enterprises, Inc., Class A, Call	3/7/13	$18	75,800
500,000	*	Forest City Enterprises, Inc., Class A, Call	3/7/13	$20	5,050
500,000	*	Forest City Enterprises, Inc., Class A, Call	3/14/13	$18	95,400
500,000	*	Forest City Enterprises, Inc., Class A, Call	3/14/13	$20	8,700
500,000	*	Forest City Enterprises, Inc., Class A, Call	3/21/13	$18	119,200
500,000	*	Forest City Enterprises, Inc., Class A, Call	3/21/13	$20	14,350
500,000	*	Forest City Enterprises, Inc., Class A, Call	3/28/13	$18	143,100
500,000	*	Forest City Enterprises, Inc., Class A, Call	3/28/13	$20	21,400
13,517	*	Hang Seng Property Index, Put	3/27/13	22,942.39 HKD	14,419
13,500	*	Hang Seng Property Index, Put	3/27/13	23,061.60 HKD	296
2,643	*	Hang Seng Property Index, Put	3/27/13	23,200.00 HKD	41
6,676	*	Hang Seng Property Index, Put	3/27/13	23,262.40 HKD	111
		(Premiums received $4,343,138)			$1,769,487

AUD: Australian Dollar
HKD: Hong Kong Dollar
‡	Denominated in U.S. Dollars unless otherwise noted.
*	Expressed in number of contracts.

See accompanying notes to the Portfolios of Investments.

10

Third Avenue Trust

Third Avenue International Value Fund

Portfolio of Investments

at January 31, 2013

(Unaudited)

Shares	Security†	Value (Note 1)
Common Stocks and Warrants - 91.17%

	Advertising - 2.01%
958,400	Asatsu-DK, Inc. (Japan)	$25,750,875
	Automotive - 2.50%
439,290	Daimler AG (Germany)	25,573,407
151,957	Leoni AG (Germany)	6,573,545
		32,146,952
	Building & Construction
	Products/Services-2.77%
10,482,120	Tenon, Ltd. (New Zealand) (a) (b)	9,588,300
1,451,000	Titan Cement Co. S.A. (Greece) (a)	25,966,653
		35,554,953
	Capital Goods - 2.28%
565,134	Nexans S.A. (France)	29,319,842
	Corporate Services - 0.83%
22,522,784	Boardroom, Ltd. (Singapore) (b)	10,645,844
	Diversified Holding
	Companies - 13.31%
9,669,732	GP Investments, Ltd., BDR
	(Brazil)[1] (a) (b)	25,590,422
2,806,400	Guoco Group, Ltd. (Hong Kong)[1]	33,653,351
1,644,208	Leucadia National Corp.	41,845,094
592,505	LG Corp. (South Korea) (a)	34,878,041
469,645	Pargesa Holding S.A. (Switzerland)	34,860,194
		170,827,102
	Diversified Operations - 4.26%
1,204,745	Antarchile S.A. (Chile)	20,654,232
3,039,200	Hutchison Whampoa, Ltd.
	(Hong Kong)	33,976,151
		54,630,383
	Electronic Components - 10.15%
39,643,649	Straits Trading Co. Ltd.
	(Singapore) (b)	130,367,754
Shares	Security†	Value (Note 1)
	Forest Products & Paper - 5.96%
68,518,625	Rubicon, Ltd. (New Zealand) (a) (b)	$17,250,270
1,966,368	Weyerhaeuser Co. (c)	59,227,004
		76,477,274
	Household Appliances - 0.82%
652,234	De’Longhi S.p.A. (Italy)	10,547,471
	Insurance - 9.85%
284,772	Allianz SE (Germany)	40,734,742
230,350	Munich Re (Germany)	42,333,056
78,722	White Mountains Insurance
	Group, Ltd.[1]	43,349,056
		126,416,854
	Investment Technology
	Services - 1.10%
172,806	OTSUKA Corp. (Japan)	14,154,048
	Media - 2.22%
1,332,538	Vivendi S.A. (France)	28,568,989
	Metals & Mining - 2.76%
2,234,046	Kinross Gold Corp. (Canada)	18,322,134
22,869	Kinross Gold Corp. Warrants,
	expires 9/17/14 (Canada) (a)	5,388
397,186	Newmont Mining Corp.	17,063,111
		35,390,633
	Oil & Gas Production &
	Services - 2.56%
413,514	Petroleum Geo-Services ASA (Norway)	7,334,842
2,792,400	Precision Drilling Corp. (Canada)	25,589,068
		32,923,910
	Other Financial - 2.64%
62,589,892	Yuanta Financial Holding Co.,
	Ltd. (Taiwan)	33,916,593
	Pharmaceuticals - 3.61%
475,034	Sanofi (France)	46,349,500

See accompanying notes to the Portfolios of Investments.

11

Third Avenue Trust

Third Avenue International Value Fund

Portfolio of Investments (continued)

at January 31, 2013

(Unaudited)

Shares	Security†	Value (Note 1)
Common Stocks and Warrants (continued)

	Real Estate - 12.45%
6,417,961	Atrium European Real Estate,
	Ltd. (Jersey)	$39,641,142
1,531,000	Mitsui Fudosan Co., Ltd. (Japan)	34,974,673
8,490,300	SEGRO PLC (United Kingdom) (c)	33,421,501
45,892,858	Taylor Wimpey PLC (United Kingdom)	51,787,046
		159,824,362
	Securities Brokerage - 4.62%
10,205,000	Daiwa Securities Group, Inc. (Japan)	59,258,079

	Telecommunications - 4.47%
38,601,902	Netia S.A. (Poland) (a) (b)	57,443,306
	Total Common Stocks
	and Warrants
	(Cost $1,078,117,685)	1,170,514,724
Notional Amount ($)	Security†	Value (Note 1)
Purchased Options - 0.38%

	Foreign Currency
	Put Options - 0.38% (a)
61,500,000	Japan Currency, strike 87.94 Yen,
	expires 3/14/13	$2,406,030
61,500,000	Japan Currency, strike 87.94 Yen,
	expires 3/14/13	2,498,015
	Total Purchased Options
	(Cost $3,544,860)	4,904,045
	Total Investment Portfolio - 91.55%
	(Cost $1,081,662,545)	1,175,418,769
	Other Assets less
	Liabilities - 8.45%	108,437,472
	NET ASSETS - 100.00%	$1,283,856,241
	Investor Class:
	Net assets applicable to 1,361,720
	shares outstanding	$24,030,844
	Net asset value, offering and
	redemption price per share	$17.65

	Institutional Class:
	Net assets applicable to 71,379,340
	shares outstanding	$1,259,825,397
	Net asset value, offering and
	redemption price per share	$17.65

See accompanying notes to the Portfolios of Investments.

12

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments (continued)
at January 31, 2013
(Unaudited)

Notes:

BDR:	Brazilian Depositary Receipt.
(a)	Non-income producing security.
(b)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(c)	Security is a Real Estate Investment Trust.
†	U.S. unless otherwise noted.
[1]	Incorporated in Bermuda.
Country Concentration

% of
Net Assets
United States	12.58%
Singapore	10.98
Japan	10.83
Germany	8.97
France	8.12
United Kingdom	6.64
Hong Kong	5.27
Poland	4.47
Canada	3.42
Jersey	3.09
South Korea	2.72
Switzerland	2.72
Taiwan	2.64
New Zealand	2.09
Greece	2.02
Brazil	1.99
Chile	1.61
Italy	0.82
Norway	0.57
Total	91.55%

Schedule of Equity Swap Contracts:

	Floating		Expiration	Notional
Security	Rate	Counterparty	Date	Amount	Value
Piramal Enterprises Ltd.	USD-Federal Funds-H.15	Morgan Stanley Capital Services LLC	6/19/14	$23,903,625	$2,506,542

USD: United States Dollar.

See accompanying notes to the Portfolios of Investments.

13

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments
at January 31, 2013
(Unaudited)

Principal Amount (‡)	Security†	Value (Note 1)
Corporate Bonds & Notes - 85.07%

	Chemicals - 5.52%
28,000,000	Momentive Performance Materials,
	Inc., 9.000%, due 1/15/21	$21,840,000
5,000,000	Trinseo Materials Operating SCA /
	Trinseo Materials Finance, Inc.,
	8.750%, due 2/1/19
	(Luxembourg) (a)	4,950,000
33,549,000	Vertellus Specialties, Inc., 9.375%,
	due 10/1/15 (a)	29,606,992
		56,396,992
	Consumer Products - 1.99%
17,350,000	Armored Autogroup, Inc., 9.250%,
	due 11/1/18	15,354,750
5,000,000	Dispensing Dynamics International,
	12.500%, due 1/1/18 (a)	4,962,500
		20,317,250
	Energy - 5.61%
6,000,000	Connacher Oil and Gas Ltd.,
	8.500%, due 8/1/19 (Canada) (a)	3,855,000
21,145,000	Geokinetics Holdings USA, Inc.,
	due 12/15/14*	11,788,337
8,019,221	GMX Resources, Inc., PIK,
	11.000%, due 12/1/17	8,099,413
14,500,000	Hercules Offshore, Inc.,
	10.250%, due 4/1/19 (a)	16,131,250
11,539,000	McMoRan Exploration Co.,
	11.875%, due 11/15/14	12,260,188
	Platinum Energy Solutions, Inc.:
5,000,000	1st Lien, 14.250%, due 3/1/15	2,600,000
4,919,354	2nd Lien, 14.250%, due 3/1/15	2,558,064
		57,292,252

Principal			Value
Amount (‡)		Security†	(Note 1)
		Financials - 15.35%
15,000,000	eur	Bank of Ireland,
		10.000%, due 2/12/20 (Ireland)	$22,379,123
		Lehman Brothers Holdings, Inc.*:
31,000,000		due 9/26/08	7,672,500
17,185,861		due 10/14/08	4,253,501
10,000,000		due 10/22/08	2,475,000
25,000,000		due 11/24/08	6,187,500
12,205,000		due 12/23/08	3,020,738
97,000,000		due 3/23/09	24,007,500
6,771,301		due 4/3/09	1,675,897
15,000,000	eur	due 6/25/10 (Netherlands)	8,655,922
30,000,000		due 1/14/11	7,500,000
10,000,000		due 1/24/13	2,512,500
50,000,000		due 9/26/14	12,687,500
7,113,000		due 2/9/17	1,644,881
4,003,433		Marsico Holdings LLC/Marsico Co.
		Notes Corp., PIK,
		8.392%, due 12/31/22 (a)(c)	840,721
10,000,000		Milestone Aviation Group LLC,
		8.625%, due 12/15/17 (a)	10,450,000
39,300,000		Nuveen Investments, Inc.,
		9.500%, due 10/15/20 (a)	40,675,500
			156,638,783
		Food & Beverage - 5.15%
10,034,000		American Seafoods Group LLC/
		American Seafoods Finance, Inc.,
		10.750%, due 5/15/16 (a)	10,460,445
		Chiquita Brands International, Inc.:
12,376,000		4.250%, due 8/15/16	11,122,930
10,000,000		7.875%, due 2/1/21 (a)	10,112,500
7,000,000		Reddy Ice Corp.,
		11.250%, due 3/15/15	7,315,000
13,985,000		Simmons Foods, Inc.,
		10.500%, due 11/1/17 (a)	13,565,450
			52,576,325

See accompanying notes to the Portfolios of Investments.

14

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at January 31, 2013
(Unaudited)

Principal		Value
Amount (‡)	Security†	(Note 1)
Corporate Bonds & Notes (continued)

	Gaming & Entertainment - 7.91%
54,186,000	Caesars Entertainment Operating
	Co., Inc., 12.750%, due 4/15/18	$41,723,220
8,000,000	CCM Merger, Inc.,
	9.125%, due 5/1/19 (a)	8,060,000
931	CityCenter Holdings LLC/CityCenter
	Finance Corp., PIK,
	10.750%, due 1/15/17 (a)	1,032
5,000,000	Landry’s Holdings II, Inc.,
	10.250%, due 1/1/18 (a)	5,225,000
7,345,392	Majestic Star Casino, LLC, PIK,
	12.500%, due 12/1/16 (a)	6,721,034
18,849,000	Shingle Springs Tribal Gaming
	Authority,
	9.375%, due 6/15/15 (a)	18,990,368
		80,720,654
	Healthcare - 3.28%
	InVentiv Health, Inc.:
1,000,000	9.000%, due 1/15/18 (a)	1,028,750
10,000,000	10.000%, due 8/15/18 (a)	8,900,000
	Radiation Therapy Services, Inc.:
2,000,000	8.875%, due 1/15/17	1,995,000
18,275,000	9.875%, due 4/15/17	12,655,437
8,808,000	Rotech Healthcare, Inc.,
	10.750%, due 10/15/15	8,852,040
		33,431,227
	Home Construction - 5.91%
16,967,000	CEMEX España Luxembourg,
	9.250%, due 5/12/20
	(Luxembourg)[1] (a)	18,409,195
	HD Supply, Inc.:
6,000,000	10.500%, due 1/15/21(a)	6,150,000
6,500,000	PIK, 13.500%, due 9/1/15	6,707,187
Principal Amount (‡)	Security†	Value (Note 1)
	Home Construction (continued)
	New Enterprise Stone & Lime
	Co., Inc.:
7,100,000	11.000%, due 9/1/18	$5,431,500
21,942,000	PIK, 13.000%, due 3/15/18 (a)	23,587,650
		60,285,532
	Media/Cable - 10.83%
12,100,000	Cengage Learning Acquisitions, Inc.,
	11.500%, due 4/15/20 (a)	9,680,000
	Clear Channel Communications, Inc.:
17,700,000	9.000%, due 3/1/21	16,549,500
34,367,289	PIK, 11.000%, due 8/1/16	27,064,240
18,650,000	Intelsat Luxembourg SA,
	11.250%, due 2/4/17
	(Luxembourg)	19,792,312
8,310,000	LBI Media, Inc.,
	9.250%, due 4/15/19 (a)	7,811,400
10,000,000	Radio One, Inc.,
	12.500%, due 5/24/16	9,725,000
18,550,000	Spanish Broadcasting System, Inc.,
	12.500%, due 4/15/17 (a)(g)	19,941,250
		110,563,702
	Metals & Mining - 1.20%
1,000,000	AK Steel Corp., 7.625%, due 5/15/20	912,500
10,000,000	HudBay Minerals, Inc.,
	9.500%, due 10/1/20 (Canada) (a)	10,987,500
1,000,000	USEC, Inc., 3.000%, due 10/1/14	397,500
		12,297,500
	Paper & Packaging - 0.65%
6,000,000	Tekni-Plex, Inc.,
	9.750%, due 6/1/19 (a)	6,630,000
	Retail - 0.10%
1,400,000	J.C. Penney Corp., Inc.,
	6.375%, due 10/15/36	1,067,500

See accompanying notes to the Portfolios of Investments.

15

Third Avenue Trust

Third Avenue Focused Credit Fund

Portfolio of Investments (continued)

at January 31, 2013

(Unaudited)

Principal Amount (‡)	Security†	Value (Note 1)
Corporate Bonds & Notes (continued)

	Services - 3.83%
	Affinion Group, Inc.:
17,233,000	11.500%, due 10/15/15	$14,691,133
16,863,000	7.875%, due 12/15/18	13,659,030
10,176,000	EnergySolutions, Inc. /
	EnergySolutions LLC,
	10.750%, due 8/15/18	10,735,680
		39,085,843
	Technology - 6.66%
	Advanced Micro Devices, Inc.:
2,000,000	7.750%, due 8/1/20	1,715,000
23,270,000	7.500%, due 8/15/22 (a)	19,546,800
5,000,000	EVERTEC, LLC/ EVERTEC Finance
	Corp., 11.000%, due 10/1/18	5,537,500
28,750,000	First Data Corp.,
	12.625%, due 1/15/21	30,762,500
28,118,000	THQ, Inc., due 8/15/14 *	10,403,660
		67,965,460
	Telecommunications - 3.98%
13,720,000	NII Capital Corp.,
	7.625%, due 4/1/21	10,838,800
	Nortel Networks, Ltd. (Canada)*:
3,611,000	due 4/15/12	3,583,918
19,667,000	due 7/15/16	22,125,375
24,000,000	Powerwave Technologies, Inc.,
	due 7/15/41 (a) *	4,080,000
		40,628,093
	Transportation Services - 1.91%
	CEVA Group PLC (United Kingdom):
3,000,000	8.375%, due 12/1/17 (a)	3,082,500
18,500,000	11.500%, due 4/1/18 (a)	16,418,750
		19,501,250
Principal Amount (‡)		Security†	Value (Note 1)
		Utilities - 5.19%
2,000,000		Coso Geothermal Power Holdings
		LLC, 7.000%, due 7/15/26 (a)	$695,467
5,060,000		Dynegy Holdings LLC,
		due 2/15/12* (b)	—
4,000,000		Energy Future Holdings Corp.,
		6.550%, due 11/15/34	2,630,000
		Energy Future Intermediate
		Holdings Co. LLC:
19,453,000		11.250%, due 12/1/18 (a)	18,577,615
24,600,000		11.750%, due 3/1/22 (a)	28,136,250
2,000,000	gbp	InterGen NV, 9.500%,
		due 6/30/17 (Netherlands)	2,918,226
			52,957,558
		Total Corporate Bonds & Notes
		(Cost $823,364,620)	868,355,921

Principal Amount ($)
Term Loans - 7.42%

		Aerospace - 1.64%
		Aveos Fleet Performance, Inc.
		(Cayman Islands)*:
2,480,139		Revolving Credit, due 3/12/13	2,442,937
3,063,781		Term Loan, due 3/12/13	3,017,824
5,985,729		Term Loan BA1, due 3/12/15	5,147,727
7,167,231		Term Loan BA2, due 3/12/15	6,163,818
			16,772,306
		Chemicals - 1.55%
17,015,673		Synagro Technologies, Term Loan,
		2.308%, due 4/1/14 (c)	15,867,115

See accompanying notes to the Portfolios of Investments.

16

Third Avenue Trust

Third Avenue Focused Credit Fund

Portfolio of Investments (continued)

at January 31, 2013

(Unaudited)

Principal Amount ($)	Security†	Value (Note 1)
Term Loans (continued)

	Gaming & Entertainment - 1.19%
10,000,000	Golden Nugget Biloxi, Inc., Term Loan,
	10.000%, due 11/29/16 (c)	$9,643,750
8,596,651	Hicks Sport Group LLC, Term Loan B,
	due 12/15/10*	2,450,046
		12,093,796
	Media/Cable - 1.29%
	GateHouse Media Operating, Inc. (f):
8,041,910	Add-on Term Loan, due 8/28/14	3,018,233
7,310,827	Delayed Draw Term Loan,
	due 8/28/14	2,743,849
19,593,017	Initial Term Loan, due 8/28/14	7,353,514
		13,115,596
	Utilities - 1.75%
	Longview Power LLC, Term Loan:
3,912,664	5.000%, due 3/1/14 (c)	2,885,590
20,389,932	7.250%, due 10/31/17 (c)	14,961,113
		17,846,703
	Total Term Loans
	(Cost $79,768,048)	75,695,516
Municipal Bonds - 0.24%

	Gaming & Entertainment - 0.24%
	New York City, NY, Industrial
	Development Agency Civic Facility
	Revenue, Bronx Parking
	Development Co. LLC OID,
5,200,000	5.750%, due 10/1/37	2,403,700
	Total Municipal Bonds
	(Cost $3,064,722)	2,403,700
Shares	Security†	Value (Note 1)
Preferred Stocks - 2.12%

	Energy - 0.00%
2,500	Platinum Energy Solutions, Inc.
	Series A (b)(d)(e)	$—
	Financials - 0.71%
500,000	Federal Home Loan Mortgage Corp.,
	Series Z, 8.375% (c)(d)	956,250
96,750	Federal National Mortgage
	Association, Series H, 5.810% (d)	348,300
208,000	Federal National Mortgage
	Association, Series M, 4.750% (d)	637,000
617,000	Federal National Mortgage
	Association, Series 0,
	7.000% (c)(d)	2,029,930
500,000	Federal National Mortgage
	Association, Series S,
	8.250% (c)(d)	931,250
1,000,000	Federal National Mortgage
	Association, Series T, 8.250% (d)	2,350,000
		7,252,730
	Metals & Mining - 1.41%
150	Fortescue Metals Group Ltd.,
	9.000% (Australia) (b)	14,400,000
	Total Preferred Stocks
	(Cost $23,418,942)	21,652,730
Private Equities - 0.11%

	Aerospace - 0.00%#
284,571	Aveos Holding Co.
	(Cayman Islands) (d)	35,571

See accompanying notes to the Portfolios of Investments.

17

Third Avenue Trust

Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at January 31, 2013
(Unaudited)

		Value
Shares	Security†	(Note 1)
Private Equities (continued)

	Financials - 0.08%
4,568,957	Cerberus CG Investor I LLC (d)	$331,249
4,568,918	Cerberus CG Investor II LLC (d)	331,247
2,284,632	Cerberus CG Investor III LLC (d)	165,636
		828,132
	Utilities - 0.03%
14,956	BosPower Partners, LLC (d)	291,642
	Total Private Equities
	(Cost $5,265,116)	1,155,345
Common Stocks & Warrants - 1.06%

	Energy - 0.00%
1,237,120	Platinum Energy Solutions,
	Inc. (b)(d)(e)	—
8,000	Platinum Energy Solutions, Inc.,
	Warrants (b)(d)	—
		—
	Financials - 0.00%#
134,199	Marsico Holdings LLC (d)	33,549
	Food & Beverage - 0.09%
120,000	Chiquita Brands International,
	Inc. (d)	882,000
	Gaming & Entertainment - 0.05%
68,235	Caesars Entertainment Corp. (d)	549,292
	Media/Cable - 0.23%
1,120,466	Radio One, Inc., Class D (d)	1,523,834
291,701	Spanish Broadcasting System, Inc.,
	Class A (d)(g)	813,846
		2,337,680
		Value
Shares	Security†	(Note 1)
	Metals & Mining - 0.10%
265,000	AK Steel Holding Corp. (d)	$1,060,000
	Services - 0.35%
225,000	Kelly Services, Inc., Class A	3,586,500
	Utilities - 0.24%
121,814	Dynegy, Inc. (d)	2,436,280
	Total Common Stocks & Warrants
	(Cost $12,755,403)	10,885,301
	Total Investment Portfolio - 96.02%
	(Cost $947,636,851)	980,148,513
	Other Assets less
	Liabilities - 3.98%	40,612,071
	NET ASSETS - 100.00%	$1,020,760,584
	Investor Class:
	Net assets applicable to 34,271,213
	shares outstanding	$369,659,543
	Net asset value, offering and
	redemption price per share	$10.79
	Institutional Class:
	Net assets applicable to 60,426,149
	shares outstanding	$651,101,041
	Net asset value, offering and
	redemption price per share	$10.78

Notes:

OID:	Original Issue Discount.
PIK:	Payment-in-kind.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Fair-valued security.
(c)	Variable rate security. The rate disclosed is in effect as of January 31, 2013.
(d)	Non-income producing security.

See accompanying notes to the Portfolios of Investments.

18

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at January 31, 2013
(Unaudited)

(e)	Security subject to restrictions on resale.

				Market
		Acquisition	Acquisition	Value
Shares	Issuer	Date	Cost	Per Share
1,237,120	Platinum Energy Solutions, Inc.	2/28/11	$1,023,146	$—
2,500	Platinum Energy Solutions, Inc.
	Series A, Preferred Stock	2/28/11	1,476,854	—

At January 31, 2013, these restricted securities had a total market value of $0 or 0.00% of net assets of the Fund.

(f)	Unsettled security. Coupon rate is undetermined at January 31, 2013.
(g)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
*	Issuer in default.
#	Amount represents less than 0.01% of total net assets.
†	U.S. unless otherwise noted.
‡	Denominated in U.S. Dollars unless otherwise noted.
1	Incorporated in Spain.
Country Concentration

% of
Net Assets
United States	79.53%
Luxembourg	4.23
Canada	3.97
Ireland	2.19
United Kingdom	1.91
Cayman Islands	1.65
Australia	1.41
Netherlands	1.13
Total	96.02%

Schedule of Forward Foreign Currency Contracts

					Unrealized
Contracts to Buy	Counterparty	Settlement Date	Settlement Value	Value at 1/31/13	Appreciation
6,500,000 EUR	JPMorgan Chase Bank, N.A.	4/4/13	$8,442,233	$8,828,716	$386,483

					Unrealized
Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 1/31/13	Depreciation
500,000 EUR	JPMorgan Chase Bank, N.A.	2/12/13	$654,940	$678,942	$(24,002)
1,000,000 EUR	Macquarie Bank, Ltd.	2/12/13	$1,295,470	$1,357,883	$(62,413)
6,500,000 EUR	JPMorgan Chase Bank, N.A.	4/4/13	$8,416,850	$8,828,716	$(411,866)
4,962,500 EUR	JPMorgan Chase Bank, N.A.	5/13/13	$6,506,334	$6,741,587	$(235,253)
1,000,000 EUR	JPMorgan Chase Bank, N.A.	5/28/13	$1,307,700	$1,358,581	$(50,881)
9,625,000 EUR	Macquarie Bank, Ltd.	5/28/13	$12,482,566	$13,076,342	$(593,776)
2,000,000 GBP	JPMorgan Chase Bank, N.A.	7/9/13	$3,201,100	$3,169,368	$31,732
					$(1,346,459)

EUR: Euro

GBP: British Pound

See accompanying notes to the Portfolios of Investments.

19

Third Avenue Trust
Notes to Portfolios of Investments
January 31, 2013
(Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Trust (the “Trust”) is an open-end, management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of five non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act) separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund and Third Avenue Focused Credit Fund (each a “Fund” and, collectively, the “Funds”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to each of the Funds in the Trust. The Funds seek to achieve their investment objectives by adhering to a strict value discipline when selecting securities and other instruments. Each Fund has a distinct investment approach.

Accounting policies:

The policies described below are followed consistently by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security valuation:

Generally, the Funds’ investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Funds have retained a third party provider that, under certain circumstances, applies a statistical model to provide fair value pricing for foreign equity securities with principal markets that are no longer open when a Fund calculates its net asset value (“NAV”), and certain events have occurred after the principal markets have closed but prior to the time as of which the Funds compute their NAVs. Debt instruments with maturities greater than 60 days, including floating rate loan securities, are valued on the basis of prices obtained from a pricing service approved as reliable by the Board or otherwise pursuant to policies and procedures approved by the Board. Investments in derivative instruments are valued independently by service providers or by broker quotes based on pricing models. Temporary cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any

20

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2013
(Unaudited)

responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

Each Fund may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Trust’s Valuation Committee as authorized by the Board of the Trust, under procedures established by the Board. At January 31, 2013, such securities had a total fair value of $91,956,127 or 3.42% of net assets of Third Avenue Value Fund, $14,710,750 or 2.27 % of net assets of Third Avenue Small-Cap Value Fund, and $0 or 0.00% of net assets of Third Avenue Focused Credit Fund. There were no fair valued securities for Third Avenue Real Estate Value Fund and Third Avenue International Value Fund at January 31, 2013. Among the factors that may be considered by the Trust’s Valuation Committee in determining fair value are: the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the percentage of the Fund’s beneficial ownership of the issuer’s common stocks and debt securities, comparable multiples of similar issuers, the operating results of the issuer and the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Funds are not expected to incur any material future registration costs.

Fair value measurements:

In accordance with Financial Accounting Standards Board Accounting Standard Codification (“FASB ASC”) FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

21

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2013
(Unaudited)

•	Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common Stocks, Preferred Stocks, and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations—U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds

22

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2013
(Unaudited)

issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Term Loans—Term loans are valued by independent pricing services based on the average of evaluated quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institutional-size trading in similar groups of securities and other market data. To the extent that these inputs are observable, the values of term loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds—Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-ask lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Options (Written and Purchased)—Options are valued by independent pricing services or by brokers based on pricing models that take into account, among other factors, changes in the price of the underlying securities, time until expiration, and volatility of the underlying security. To the extent that these inputs are observable, the values of options are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Equity Swaps—Equity swap values are based on the performance of the underlying security which is valued by independent pricing services. The performance is based on the change in the price of the underlying securities. To the extent that this input is observable, the value of the equity swap is categorized as Level 2. To the extent that this input is unobservable, the value is categorized as Level 3.

23

Third Avenue Trust

Notes to Portfolios of Investments (continued)

January 31, 2013

(Unaudited)

The following is a summary by level of inputs used to value the Funds’ investments as of January 31, 2013:

		Third Avenue	Third Avenue	Third Avenue	Third Avenue
	Third Avenue	Small-Cap	Real Estate	International	Focused
	Value Fund	Value Fund	Value Fund	Value Fund	Credit Fund
Level 1: Quoted Prices†
Investments in Securities:
Common Stocks & Warrants:
Consumer Products	$—	$34,202,584	$—	$—	$—
Insurance & Reinsurance	52,483,556	48,295,069	—	—	—
Other	2,150,364,634	477,351,509	1,483,720,428	1,170,514,724	10,851,752
Preferred Stocks:
Financials	—	—	—	—	7,252,730
U.S. Real Estate Investment Trust	—	1,934,955	—	—	—
Total for Level 1 Securities	2,202,848,190	561,784,117	1,483,720,428	1,170,514,724	18,104,482
Level 2: Other Significant Observable Inputs†
Investments in Securities:
Common Stocks & Warrants:
Financials	—	—	—	—	33,549
Debt Securities issued by the U.S.
Treasury and other government
corporations and agencies:
Municipal Bonds	—	—	—	—	2,403,700
Corporate Bonds & Notes	—	—	10,138,963	—	868,355,921
Term Loans	—	—	—	—	58,923,210
Private Equities:
Utilities	—	—	—	—	291,642
Purchased Options	—	—	6,872,240	4,904,045	—
Short Term Investments:
U.S. Government Obligations	—	44,988,718	—	—	—
Total for Level 2 Securities	—	44,988,718	17,011,203	4,904,045	930,008,022

24

Third Avenue Trust

Notes to Portfolios of Investments (continued)

January 31, 2013

(Unaudited)

Summary by level of inputs (continued)

		Third Avenue	Third Avenue	Third Avenue	Third Avenue
	Third Avenue	Small-Cap	Real Estate	International	Focused
	Value Fund	Value Fund	Value Fund	Value Fund	Credit Fund
Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks & Warrants:
Consumer Products	$26,318	$—	$—	$—	$—
Energy	—	—	—	—	—	*
Financial Insurance	860,000	—	—	—	—
Insurance & Reinsurance	92,335	—	—	—	—
Manufactured Housing	85,989,635	—	—	—	—
Limited Partnerships:
Diversified Holding Companies	—	14,710,750	—	—	—
Insurance & Reinsurance	364,472	—	—	—	—
Preferred Stocks:
Energy	—	—	—	—	—	*
Insurance & Reinsurance	198,190	—	—	—	—
Metals & Mining	—	—	—	—	14,400,000
Corporate Bonds & Notes	4,425,177	—	—	—	—	*
Term Loans	—	—	—	—	16,772,306
Private Equities:
Aerospace	—	—	—	—	35,571
Financials	—	—	—	—	828,132
U.S. Real Estate Operating Companies	—	—	49,803,425	—	—
Total for Level 3 Securities	91,956,127	14,710,750	49,803,425	—	32,036,009
Total Value of Investments	$2,294,804,317	$621,483,585	$1,550,535,056	$1,175,418,769	$980,148,513
Investments in Other Financial Instruments:
Level 2: Other Significant Observable Inputs
Written Options	$—	$—	$(1,769,487)	$—	$—
Equity Swaps	—	—	—	2,506,542	—
Forward Foreign Currency Contracts	—	—	—	—	(959,976)
Total Appreciation/(Depreciation) of Other Financial Instruments	$—	$—	$(1,769,487)	$2,506,542	$(959,976)

†	The value of security that transferred from Level 2 on October 31, 2012 to Level 1 on January 31, 2013 for Third Avenue International Value Fund was $9,970,736. The change was due to the availability of quoted prices in active market at period end.
*	Investments fair valued at zero.
Please refer to the Portfolios of Investments for industry specifics of the portfolio holdings.

Transfers from Level 1 to Level 2, or from Level 2 to Level 1 are recorded utilizing values as of the beginning of the period.

25

Third Avenue Trust Notes to Portfolios of Investments (continued) January 31, 2013 (Unaudited)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Third Avenue Value Fund
	Common Stocks	Corporate Bonds & Notes	Limited Partnerships	Preferred Stocks	Total
Balance as of 10/31/12 (fair value)
Consumer Products	$26,318	$4,255,125	$—	$—	$4,281,443
Financial Insurance	860,000	—	—	—	860,000
Insurance & Reinsurance	98,837	—	358,478	212,126	669,441
Manufactured Housing	84,564,500	—	—	—	84,564,500
Net change in unrealized gain/(loss)
Consumer Products	—	170,052	—	—	170,052
Insurance & Reinsurance	(6,502)	—	5,994	(13,936)	(14,444)
Manufactured Housing	1,425,135	—	—	—	1,425,135
Balance as of 1/31/13 (fair value)
Consumer Products	26,318	4,425,177	—	—	4,451,495
Financial Insurance	860,000	—	—	—	860,000
Insurance & Reinsurance	92,335	—	364,472	198,190	654,997
Manufactured Housing	85,989,635	—	—	—	85,989,635
Total	$86,968,288	$4,425,177	$364,472	$198,190	$91,956,127

Net change in unrealized gain/(loss) related to securities still held as of January 31, 2013					$1,580,743

Third Avenue Small-Cap Value Fund
					Limited Partnerships
Balance as of 10/31/12 (fair value)
Diversified Holding Companies					$13,302,850
Net change in unrealized gain/(loss)
Diversified Holding Companies					1,407,900
Balance as of 1/31/13 (fair value)
Diversified Holding Companies					$14,710,750
Net change in unrealized gain/(loss) related to securities still held as of January 31, 2013					$1,407,900

26

Third Avenue Trust Notes to Portfolios of Investments (continued) January 31, 2013 (Unaudited)

Third Avenue Real Estate Value Fund
	Private Equities	Limited Partnerships	Total
Balance as of 10/31/12 (fair value)
Investment Fund	$—	$21,053	$21,053
U.S. Real Estate Operating Companies	43,900,797	—	43,900,797
Sales
Investment Fund	—	(17,357)	(17,357)
Net change in unrealized gain/(loss)
Investment Fund	—	(21,053)	(21,053)
U.S. Real Estate Operating Companies	5,902,628	—	5,902,628
Net realized gain/(loss)
Investment Fund	—	17,357	17,357
Balance as of 1/31/13 (fair value)
Investment Fund	—	—	—
U.S. Real Estate Operating Companies	49,803,425	—	49,803,425
Total	$49,803,425	$—	$49,803,425

Net change in unrealized gain/(loss) related to securities still held as of January 31, 2013			$5,902,628

27

Third Avenue Trust

Notes to Portfolios of Investments (continued)

January 31, 2013

(Unaudited)

Third Avenue Focused Credit Fund

	Corporate			Common Stocks		Preferred		Private
	Bonds & Notes		Term Loans	and Warrants		Stocks		Equities	Total
Balance as of 10/31/12 (fair value)
Aerospace	$—		$13,961,841	$—		$—		$35,571	$13,997,412
Energy	—		—	2,004,778		2,500,000		—	4,504,778
Financials	—		—	—		—		1,427,814	1,427,814
Utilities	—	*	—	—		—		—	—
Purchases
Metals & Mining	—		—	—		14,400,000		—	14,400,000
Sales
Aerospace	—		(1,055,856)	—		—		—	(1,055,856)
Return of capital
Financials	—		—	—		—		(289,790)	(289,790)
Net change in unrealized gain/(loss)
Aerospace	—		4,020,585	—		—		—	4,020,585
Energy	—		—	(2,004,778)		(2,500,000)		—	(4,504,778)
Financials	—		—	—		—		(682,183)	(682,183)
Net realized gain/(loss)
Aerospace	—		(154,264)	—		—		—	(154,264)
Financials	—		—	—		—		372,291	372,291
Balance as of 1/31/13 (fair value)
Aerospace	—		16,772,306	—		—		35,571	16,807,877
Energy	—		—	—	*	—	*	—	—
Financials	—		—	—		—		828,132	828,132
Metals & Mining	—		—	—		14,400,000		—	14,400,000
Utilities	—	*	—	—		—		—	—
Total	$—		$16,772,306	$—		$14,400,000		$863,703	$32,036,009
Net change in unrealized gain/(loss) related to securities still held as of January 31, 2013									$(1,166,376)

*	Investments fair valued at zero.

28

Third Avenue Trust

Notes to Portfolios of Investments (continued)

January 31, 2013

(Unaudited)

Quantitative Information about Level 3 Fair Value Measurements

(amounts in thousands)

				Range
	Fair Value at			(Weighted
Third Avenue Value Fund	1/31/13	Valuation Technique(s)	Unobservable Inputs(s)	Average)
Common Stocks	85,990	Book Value	Lack of marketability	1.0x (1.0x)
Other (b)	5,966
	91,956
				Range
	Fair Value at			(Weighted
Third Avenue Small-Cap Value Fund	1/31/13	Valuation Technique(s)	Unobservable Inputs(s)	Average)
Limited Partnerships	14,711	Discount to Market	Discount for lack	5% (N/A)
			of marketability (a)
				Range
	Fair Value at			(Weighted
Third Avenue Real Estate Value Fund	1/31/13	Valuation Technique(s)	Unobservable Inputs(s)	Average)
Private Equities	49,803	Broker Quote #	Lack of marketability	N/A
				Range
	Fair Value at			(Weighted
Third Avenue Focused Credit Fund	1/31/13	Valuation Technique(s)	Unobservable Inputs(s)	Average)
Term Loans	16,772	Broker Quote #	Lack of marketability	N/A
Preferred Stocks	14,400	Broker Quote #	Lack of marketability	N/A
Private Equities	36	Broker Quote #	Lack of marketability	N/A
Other (b)	828
	32,036
Total	188,506
#	The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1. The appropriateness of fair values for these securities is based on results of back testing, broker due diligence, unchanged price review and consideration of macro or security specific events.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account premiums and discounts, as applicable, when pricing the investments.
(b)	Includes securities less than 0.50% within each respective Fund.

The significant unobservable inputs used in the fair value measurement of the Funds’ investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability may decrease (increase) the fair value measurement.

29

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2013
(Unaudited)

Recently issued accounting pronouncements:

In December 2011, the Financial Accounting Standards Board “FASB” issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the Funds’ financial statement disclosures.

Security transactions and investment income:

Security transactions are accounted for on a trade date basis.

Foreign currency translation and foreign investments:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•	Investment transactions: At the prevailing rates of exchange on the date of such transactions.

Term loans:

The Funds typically invest in loans which are structured and administered by a third party entity (the “Agent”) that acts on behalf of a group of lenders that make or hold interests in the loan. These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted, as the Funds are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of term loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on January 31, 2013.

30

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2013
(Unaudited)

Forward foreign exchange contracts:

The Funds may be exposed to foreign currency risks associated with portfolio investments and therefore may use forward foreign currency contracts to hedge or manage these exposures. The Funds also may buy forward foreign currency contracts to gain exposure to currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/(depreciation) on investments and foreign currency translations. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

During the period ended January 31, 2013, Third Avenue Focused Credit Fund used forward foreign currency contracts for hedging against foreign currency risks.

Option contracts:

The Funds may purchase and sell (“write”) put and call options on various instruments including investments, indices, and foreign currency to manage and hedge exchange rate risks within their portfolios and also to gain long or short exposure to the underlying instruments.

An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of the underlying instruments acquired through the exercise of a call option is increased by the premiums paid. The proceeds from the underlying instruments sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in over-the-counter option contracts require the Funds to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Funds, on expiration date, as realized losses on investments.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds, on the expiration date, as realized gains on written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss. If a put option is exercised, the pre-

31

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2013
(Unaudited)

mium reduces the cost basis of the security or currency purchased by the Funds. In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing a security or currency at a price different from the current market value. The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing over-the-counter options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.

During the period ended January 31, 2013, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund used purchased options on equity, index and foreign currency to gain long exposure to the underlying instruments or indices, for hedging purposes and/or to protect against losses in foreign currencies.

During the period ended January 31, 2013, Third Avenue Real Estate Value Fund used written call options on foreign currency for hedging against foreign currency risks and written options on equity and indices to gain long exposure to the underlying instruments. Third Avenue International Value Fund used written put options on foreign currency for hedging against foreign currency risks. As of January 31, 2013, Third Avenue International Value Fund no longer held any written put options on foreign currency.

Swap Agreements:

The Funds may enter into total return, interest rate, equity and other swap agreements. Interest rate swap agreements generally involve the agreement by a fund to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also include an agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Fund will receive or make a payment to the counterparty.

During the period ended January 31, 2013, Third Avenue International Value Fund participated in equity swap contracts. Details of the open swap contracts at period end are included in the Fund’s Portfolio of Investments under the caption “Equity Swap Contracts”.

During the period ended January 31, 2013, Third Avenue International Value Fund used equity swap contracts to gain exposure to the underlying investments.

32

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2013
(Unaudited)

Floating rate obligations:

The Funds may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with an underlying index or price. These securities may be backed by corporate issuers. The indices and prices upon which such securities can be based include interest rates, and currency rates. Floating rate securities pay interest according to a coupon which is reset periodically.

2. INVESTMENTS

Unrealized appreciation/(depreciation):

The following information is based upon the book basis of investment securities as of January 31, 2013:

		Small-Cap	Real Estate	International	Focused
	Value Fund	Value Fund	Value Fund	Value Fund	Credit Fund
Gross unrealized appreciation	$631,472,173	$136,868,291	$430,625,155	$168,682,884	$76,088,762
Gross unrealized depreciation	(411,389,881)	(23,007,270)	(90,000,473)	(74,926,660)	(43,577,100)
Net unrealized appreciation	$220,082,292	$113,861,021	$340,624,682	$93,756,224	$32,511,662
Aggregate book cost	$2,074,722,025	$507,622,564	$1,209,910,374	$1,081,662,545	$947,636,851

3. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

33

BOARD OF TRUSTEES

Jack W. Aber David M. Barse William E. Chapman, II Lucinda Franks Edward J. Kaier	Marvin Moser Eric Rakowski Martin Shubik Charles C. Walden Martin J. Whitman

OFFICERS

Martin J. Whitman — Chairman of the Board
David M. Barse — President, Chief Executive Officer
Vincent J. Dugan — Chief Financial Officer, Treasurer
Michael A. Buono — Controller
W. James Hall — General Counsel, Secretary
Joseph J. Reardon — Chief Compliance Officer
Tara Dempsey — Assistant Secretary

TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.
P.O. Box 9802
Providence, RI 02940-8002
610-239-4600
800-443-1021 (toll-free)

INVESTMENT ADVISER

Third Avenue Management LLC
622 Third Avenue
New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

CUSTODIAN

JPMorgan Chase Bank, N.A.
14201 Dallas Parkway, 2nd Floor
Dallas, TX 75254

Third Avenue Funds
622 Third Avenue
New York, NY 10017
Phone 212-888-5222
Toll Free 800-443-1021
Fax 212-888-6757
www.thirdave.com

Item 2. Controls and Procedures.

(a)	The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures (required by Rule 30a-3(b) under the Act) are reasonably designed to ensure that information required to be disclosed by the Trust in this Form N-Q is recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Trust in the report that it files or submits on Form N-Q is accumulated and communicated to the Trust’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recently ended fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Third Avenue Trust
By:	_/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	March 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	_/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	March 7, 2013

By:	_/s/ Vincent J. Dugan
Name:	Vincent J. Dugan
Title:	Principal Financial Officer
Date:	March 7, 2013